Note 13 - Capital Stock (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2004 CAD / shares	Dec. 31, 2017 CAD / shares $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2017 USD ($)
Common Stock, Dividends, Per Share, Declared | $ / shares		$ 0.10	$ 0.10
Share Price		$ 75.87
Contingent Liabiilty upon Sale of Control | $				$ 230,185
Subordinate Voting Shares Conversion Rate [Member]
Payment Formula Base Price, Second Payment	CAD 6.472
Chief Executive Officer [Member]
Percentage Payment of Shares Outstanding, First Payment	5.00%
Payment Formula Base Price, First Payment	CAD 3.324
Percentage Payment of Shares Outstanding, Second Payment	5.00%
Subordinate Voting Shares [Member]
Number of Votes for Subordinate Voting Shares		1
Multiple Voting Shares [Member]
Number of Votes for Multiple Voting Shares		20